RELATED PARTY TRANSACTIONS (Details Narrative)	Dec. 31, 2024
Shenzhen Xingjing Weiwu Education Technology Co [Member]
Equity method percentage	43.9144%
Wuhan Yingyi Culture Media Co [Member]
Equity method percentage	21.00%	[1]
Wuhan Lingsheng Culture and Technology Co [Member]
Equity method percentage	24.00%	[1]
Wuhan Yingxing Culture Media Co [Member]
Equity method percentage	27.00%	[1]
Wuhan Suran Culture Media Co [Member]
Equity method percentage	18.00%	[1]

[1]	Wuhan Yingyi, Wuhan Lingsheng, Wuhan Yingxing and Wuhan Suran are companies invested by Wuhan YoungWill which the Group has significant influence.